FINANCIAL INSTRUMENTS - Assets and Liabilities Not Carried at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Credit card and loan receivables, net	$ 17,472.7	$ 18,427.8
Credit card and loan receivables held for sale	1,995.5	1,067.6
Total assets measured at fair value	19,468.2	19,495.4
Financial liabilities
Deposits	11,768.7	10,937.1
Non-recourse borrowings of consolidated securitization entities	7,626.9	8,805.3
Long-term and other debt	5,755.3	6,177.6
Total liabilities measured at fair value	25,150.9	25,920.0
Level 2
Financial liabilities
Deposits	11,768.7	10,937.1
Non-recourse borrowings of consolidated securitization entities	7,626.9	8,805.3
Long-term and other debt	5,755.3	6,177.6
Total liabilities measured at fair value	25,150.9	25,920.0
Level 3
Financial assets
Credit card and loan receivables, net	17,472.7	18,427.8
Credit card and loan receivables held for sale	1,995.5	1,067.6
Total assets measured at fair value	$ 19,468.2	$ 19,495.4